Derivative Instruments - Additional Information (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Initial margin, centrally-cleared derivatives	$ 30.0	$ 33.5
Net gains expected to be reclassified from AOCI into net income in next 12 months		$ 3.4
Maximum term exposure is hedged		23 years
Gain on Cash Flow Hedge Ineffectiveness		$ 1.6
Loss on Cash Flow Hedge Ineffectiveness	$ (1.9)